Segment Information and Geographic Data - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating Segment	1
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Outside North America [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage	9.00%	7.00%
Geographic Concentration Risk [Member] | Assets, Total [Member] | Outside North America [Member]
Segment Reporting Information [Line Items]
Concentration Risk Percentage	26.00%	23.00%